Associates and joint ventures	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Associates and joint ventures

13. Associates and joint ventures
The Group’s share of after-tax profits and losses of associates and joint ventures is set out below:

	2025 £m	2024 £m	2023 £m
Share of after tax profit/(loss) of associates	1	(3)	(2)
Share of after tax profit/(loss) of joint ventures	–	–	(3)
	1	(3)	(5)
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2025 £m	2024 £m	2023 £m
Share of after tax profit/(loss)	1	(3)	(5)
Share of other comprehensive income/(expense)	56	21	7
Share of total comprehensive income/(expense)	57	18	2
The Group’s sales to associates and joint ventures were £nil in 2025 (2024: £nil; 2023: £nil).
Please refer to the balance sheet information in Note 21, 'Investments in associates and joint ventures'.